SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

June 7, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	Volt Bitcoin Revolution ETF, a series of the Volt ETF Trust File Nos. 333-171279 and 811-22507

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find Post-Effective Amendment No. 33 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of adding a new series of the Trust to the Registration Statement.  This amendment contains the Fund’s prospectus and statement of additional information, Part C, and the signature page.
If you have any questions concerning the foregoing, please do not hesitate to contact me at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary